Schedule of Loans with Related Parties (Details) - AUD ($)		Dec. 31, 2024	Jun. 30, 2024		Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Current payables to related parties		$ 6,573,652	$ 4,111,661		$ 3,188,006
Non-current payables to related parties		5,055,942	4,530,507		2,873,929
Payables to related parties		11,629,594	8,642,168		6,061,935
American Physicians LLC promissory note		1,266,856	1,241,892
Accrued interest			1,178,982		1,004,319
Current receivables due from related parties		1,481,636
Trade receivable, current	[1]	4,522,926	4,470,101
Trade receivable	[2]		4,470,101		3,210,308
JSKS enterprises pty ltd [member]
IfrsStatementLineItems [Line Items]
Accrued interest			1,164,860
American Physicians LLC [Member]
IfrsStatementLineItems [Line Items]
Accrued interest			24,964
Energreen nutrition australia pty ltd., [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties		5,375,665	3,863,250		1,948,630
Non-current payables to related parties		1,063,829
Payables to related parties		6,439,494	3,863,250		1,948,630
Energreen Nutrition Australia Pty Ltd. accounts payable, current		980,127	589,166		4,411,423
Energreen Nutrition Australia Pty Ltd. accounts payable, noncurrent
Energreen Nutrition Australia Pty Ltd. accounts payable		980,127	589,166		4,411,423
Trade receivable, current		1,474,914
Trade receivable, noncurrent
Trade receivable		1,474,914
JSKS enterprises pty ltd [member]
IfrsStatementLineItems [Line Items]
Current payables to related parties		1,005,987	100,925		980,005
Non-current payables to related parties		3,932,742	4,431,136	[3]	2,853,929	[4]
Payables to related parties		4,938,729	4,532,061		3,833,934
American Physicians LLC promissory note, current		599,518
American Physicians LLC promissory note, noncurrent
American Physicians LLC promissory note		599,518
CQ oilseeds pty ltd [member]
IfrsStatementLineItems [Line Items]
Current payables to related parties					59,371
Non-current payables to related parties		59,371	59,371
Payables to related parties		59,371	59,371		59,371
Sunmania Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Current payables to related parties		192,000	152,000
Non-current payables to related parties			40,000		20,000
Payables to related parties		192,000	192,000		20,000
Trade receivable, current		6,722
Trade receivable, noncurrent
Trade receivable		6,722
Origin Food Loan [Member]
IfrsStatementLineItems [Line Items]
Less: Origin Food loan receivable, current			(4,514)
Less: Origin Food loan receivable, noncurrent
Less: Origin Food loan receivable			(4,514)
American Physicians LLC [Member]
IfrsStatementLineItems [Line Items]
American Physicians LLC promissory note, current		993,180	968,216
American Physicians LLC promissory note, noncurrent		273,676	273,676
American Physicians LLC promissory note		$ 1,266,856	$ 1,241,892
Good earth oils pty ltd [member]
IfrsStatementLineItems [Line Items]
Current payables to related parties					200,000
Non-current payables to related parties
Payables to related parties					200,000
Energreen Nutrition Australia Pty Ltd. accounts payable, current					525,000
Energreen Nutrition Australia Pty Ltd. accounts payable, noncurrent
Energreen Nutrition Australia Pty Ltd. accounts payable					525,000
Current receivables due from related parties					1,226,945
Non-current receivables due from related parties
Receivables due from related parties					$ 1,226,945

[1]	Trade receivables are presented net of expected net credit loss of AUD$169,148 and AUD$138,000 at 31 December 2024 and 30 June 2024, respectively.
[2]	Trade receivables are presented net of an allowance of AUD$138,000 and AUD$380,604 at June 30, 2024 and 2023, respectively.
[3]	Includes $1,164,860 of accrued interest.
[4]	Includes $1,004,319 of accrued interest.